Loans and line of credit (Details Narrative)				1 Months Ended												12 Months Ended
	Jul. 12, 2023 USD ($) $ / shares shares	Jul. 10, 2023 shares	Apr. 04, 2019 USD ($) $ / shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Nov. 30, 2022 USD ($)	Mar. 31, 2022	Sep. 27, 2021	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Jun. 29, 2021 CHF (SFr)	Mar. 26, 2020 CHF (SFr)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CHF (SFr) shares	Jul. 11, 2023 USD ($)
Line of Credit Facility [Line Items]
Total repayment of debt																$ 276,000		$ 2,246,000	$ 5,276,000
Proceeds from convertible debt																12,990,000		4,820,000	44,362,000
Amortization of debt discount																624,000		168,000	$ 1,057,000
Convertible promissory note																$ 1,519,000		$ 1,267,000
Total issue of ordinary shares | shares																187,294		137,597		187,294
Private Placement [Member] | L1 Capital Global Opportunities Master Fund
Line of Credit Facility [Line Items]
Private placement				$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes
Private placement, available borrowings																$ 5,000,000
Facility, additional information																the unconverted balance on the First L1 Note was USD 1 million and the unamortized debt discount balance was USD 170,994, hence a carrying value of USD 829,006	the unconverted balance on the First L1 Note was USD 1 million and the unamortized debt discount balance was USD 170,994, hence a carrying value of USD 829,006
Private Placement [Member] | L1 Capital Global Opportunities Master Fund | First Tranche
Line of Credit Facility [Line Items]
Private placement	$ 5,000,000
Unamortized debt discount																$ 705,572
Commissions to placement agent	250,000
Fair value of debt	4,987,363
Amortization of debt discount	563,112															210,290
Conversion of debt, amount																$ 4,000,000
Debt discount, debit	$ 323,744
Conversion of debt, shares issued | shares																3,940,630	3,940,630
Date of grant, market price | $ / shares	$ 11.42
Convertible promissory note	$ 5,000,000
Convertible promissory note, additional information	convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares	8,000,000
Debt issue cost, legal expenses	$ 114,832
Additional closing fees	200,000
Equity instrument, fair value	632,976
Debt to APIC	41,088
Total debt discount	$ 1,086,856
Private Placement [Member] | Anson Investments Master Fund
Line of Credit Facility [Line Items]
Private placement																					$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes
Private Placement [Member] | Anson Investments Master Fund | First Tranche
Line of Credit Facility [Line Items]
Unamortized debt discount																$ 708,062
Commissions to placement agent				$ 250,000
Fair value of debt				4,987,363
Amortization of debt discount				563,112												198,984
Conversion of debt, amount																$ 4,175,000
Debt discount, debit				$ 279,375
Conversion of debt, shares issued | shares																3,996,493	3,996,493
Date of grant, market price | $ / shares				$ 11.42
Convertible promissory note				$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares				8,000,000
Debt issue cost, legal expenses				$ 64,832
Additional closing fees				200,000
Equity instrument, fair value				632,976
Debt to APIC				35,457
Total debt discount				1,042,487
Private placement, available borrowings																$ 5,000,000
Facility, additional information																the unconverted balance on the First Anson Note was USD 825,000 and the unamortized debt discount balance was USD 135,441, hence a carrying value of USD 689,559	the unconverted balance on the First Anson Note was USD 825,000 and the unamortized debt discount balance was USD 135,441, hence a carrying value of USD 689,559
Proceeds from issuance of private placement				$ 5,000,000
New ordinary shares issued | shares		8,184
Total issue of ordinary shares | shares																4,004,677				4,004,677
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Unamortized debt discount																$ 9,728
Convertible debt																200,000
Convertible debt																$ 190,272
the "L1 Facility" | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Unamortized debt discount																		$ 133,471
Convertible debt													$ 22,000,000					1,266,529
Proceeds from convertible debt												$ 11,000,000						$ 5,000,000
Convertible debt rights, additional information													WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance	WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Legal expenses													$ 36,745
Commissions to placement agent													802,500
Principal value of initial tranche													220,000
Subscription fee													220,000
Warrants issued | shares																		98,231	237,176
Exercise price | $ / shares																		$ 250
Fair value at grant																		$ 12,856
Fair value of debt																		5,171,238
Amortization of debt discount																		87,795	$ 185,528
Debt conversion expense																		366,116	325,424
Unamortized debt discount																		304,019	1,376,983
Debt discount, debit																		$ 11,831
Conversion of debt, shares issued | shares																		584,512
Unconverted notes payable																		$ 1,400,000
the "L1 Facility" | Convertible Debt [Member] | Common Stock Class B
Line of Credit Facility [Line Items]
Fair value of shares issued for subscription fee													200,871	SFr 183,901
the "L1 First Amendment" | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Proceeds from convertible debt																			$ 17,000,000
Convertible debt rights, additional information											WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties
Warrants issued | shares																			61,576
Exercise price | $ / shares																			$ 250
Fair value at grant																			$ 479,872
Fair value of debt																			17,819,019
Amortization of debt discount																			445,331
the "L1 Second Amendment" | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Convertible debt rights, additional information										WISeKey has the right to request L1 to subscribe for five “additional accelerated” note tranches
[custom:ConvertibleDebtRightsNoteTranchesAdditionalInformation]										USD 1 million and USD 5 million each or any other amount agreed between the parties, up until March 2, 2024, subject to certain conditions. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Additional Accelerated Tranches which is the New L1 Conversion Price
the ("L1 Facility") Initial Tranche | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Conversion of debt, amount																		2,800,000	8,200,000
the ("L1 Facility") Accelerated Tranche | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Conversion of debt, amount																		4,300,000
L1 Facility - Additional Accelerated Tranche | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Warrants issued | shares																145,975	145,975
Amortization of debt discount																$ 16,094
Conversion of debt, amount																1,200,000
Debt conversion expense																177,209
Unamortized debt discount																69,560
the "Anson Facility" | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Convertible debt													22,000,000
Proceeds from convertible debt												$ 11,000,000
Legal expenses													4,197
Commissions to placement agent													802,500
Principal value of initial tranche													220,000
Subscription fee													220,000
Fair value of shares issued for subscription fee													$ 200,871	SFr 183,901
Amortization of debt discount																		79,707	248,449
Conversion of debt, amount																			9,800,000
Unamortized debt discount																		$ 222,195	$ 1,182,876
Conversion of debt, shares issued | shares																		287,033	164,565
Convertible debt, rights description												WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Debt conversion expense																		$ 460,956
Outstanding available																2,000,000
the ("Anson Facility") First Amendment | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Proceeds from convertible debt																			$ 16,500,000
Convertible debt rights, additional information											WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount
Warrants issued | shares																			56,437
Exercise price | $ / shares																			$ 5
Fair value at grant																			$ 480,046
Fair value of debt																			17,000,080
Amortization of debt discount																			$ 453,095
the ("Anson Facility") Initial Tranche | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Conversion of debt, amount																		1,200,000
the ("Anson Facility") Accelerated Tranches | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Conversion of debt, amount																		5,500,000
Anson Facility - Additional Accelerated Tranche | Convertible Debt [Member]
Line of Credit Facility [Line Items]
Proceeds from convertible debt					$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 500,000
Warrants issued | shares					23,339	19,689	18,704	10,672
Exercise price | $ / shares					$ 250.00	$ 250.00	$ 250.00	$ 250.00
Fair value of debt					$ 963,246	$ 962,885	$ 963,627	$ 481,711
Amortization of debt discount																33,695
Conversion of debt, amount																3,500,000
Unamortized debt discount																$ 68,730
Conversion of debt, shares issued | shares																558,213	558,213
Debt conversion expense																$ 385,035
Date of grant, market price | $ / shares					$ 9.70	$ 11.275	$ 12.375	$ 11.025
Production Capacity Investment Loan Agreement
Line of Credit Facility [Line Items]
Unamortized debt discount									$ 511,128							346,204		511,128
Amortization of debt discount																164,924
Proceeds from loan agreement									$ 2,000,000
Maturity date									Dec. 31, 2025
Loan payable																2,000,000		2,000,000
Loan payable, carrying value																1,653,796		$ 1,488,872
UBS SA "Covid Loans" | Line of Credit
Line of Credit Facility [Line Items]
Private placement															SFr 571,500	220,243				SFr 185,300
Accrued interest																850	SFr 715
Maturity date															Mar. 30, 2028
Repayment of lines of credit | SFr																	232,400
Total repayment of debt																459,027	SFr 386,200
WISeCoin AG | ExWorks
Line of Credit Facility [Line Items]
Private placement			$ 4,000,000
Accrued interest			80,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 4,080,000
Maturity date			Apr. 04, 2020
[custom:ConversionPricePerWiseCoinSecurityTokens] | $ / shares			$ 12.42
Unamortized debt discount			$ 160,000
Line of credit, outstanding																$ 4,030,000